WARRANTS (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 04, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair value of warrants				$ 1,582,072
Stock compensation expense					$ 1,582,072	$ 1,582,072
Warrants maturity date		Dec. 31, 2024		Dec. 31, 2024
Warrant [Member]
Warrants price per share		$ 0.50		$ 0.50		$ 0.50
Stock compensation expense						$ 1,582,000
GK Partners ApS [Member] | Warrant [Member]
Class of warrant or right outstanding	5,000,000
Warrants price per share	$ 0.50
Fair value of warrants	$ 1,582,072